PIMCO StocksPLUS Global Portfolio Expense Example - Institutional Class [Member] - PIMCO StocksPLUS Global Portfolio - Institutional	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 902